Post employment benefits - Sensitivity analysis (Details) - Defined benefit pension schemes € in Millions	Mar. 31, 2019 EUR (€)
Rate of inflation
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (570)
Increase in actuarial assumption	€ 644
Rate of increase in salaries
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (4)
Increase in actuarial assumption	€ 4
Discount rate
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ 857
Increase in actuarial assumption	(733)
Life expectancy
Sensitivity analysis
Decrease in actuarial assumption	230
Increase in actuarial assumption	€ (229)